Notes to the consolidated financial statements - Contract balances (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes to the consolidated financial statements
Trade receivables	€ 14,077	€ 14,326
Contract assets	€ 2,764	2,758
Contract liabilities		€ 92,680